N-4	Jul. 17, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Jul. 17, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
ANNUAL FEES	MINIMUM	MAXIMUM
2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]

[2]	As a percentage of Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost: $941.39	Highest Annual Cost: $3,163.73

Ongoing Fees and Expenses [Table Text Block]
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
ANNUAL FEES	MINIMUM	MAXIMUM
2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]

[2]	As a percentage of Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost: $941.39	Highest Annual Cost: $3,163.73

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.31%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $941.39Highest Annual Cost: $3,163.73
Lowest Annual Cost [Dollars]	$ 941.39
Highest Annual Cost [Dollars]	$ 3,163.73
Item 4. Fee Table [Text Block]

In the Initial Summary Prospectus and Statutory Prospectus, the Examples section in the ADDITIONAL INFORMATION ABOUT FEES, and in the Statutory Prospectus, the Examples section in the FEE TABLES are deleted and replaced with the following:

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,791	$19,466	$29,116	$51,195

•	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,791	$15,866	$26,416	$51,195

•	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,291	$15,866	$26,416	$51,195

Surrender Example [Table Text Block]
•	If you surrendered your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$9,791	$19,466	$29,116	$51,195

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,791
Surrender Expense, 3 Years, Maximum [Dollars]	19,466
Surrender Expense, 5 Years, Maximum [Dollars]	29,116
Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,195
Annuitize Example [Table Text Block]
•	If you annuitized your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$9,791	$15,866	$26,416	$51,195

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,791
Annuitized Expense, 3 Years, Maximum [Dollars]	15,866
Annuitized Expense, 5 Years, Maximum [Dollars]	26,416
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 51,195
No Surrender Example [Table Text Block]
•	If you do not surrender, or annuitize your Contract:
1 Year	3 Years	5 Years	10 Years
$5,291	$15,866	$26,416	$51,195

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,291
No Surrender Expense, 3 Years, Maximum [Dollars]	15,866
No Surrender Expense, 5 Years, Maximum [Dollars]	26,416
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,195
Item 17. Portfolio Companies (N-4) [Text Block]

As of July 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.31%

Prospectuses Available [Text Block]	As of July 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.31%

VanEck VIP Global Resources Fund Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.31%

[1]	As a percentage of Fund assets.